Income Taxes - Schedule of Income Before Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
United Kingdom	$ 526.0	$ 139.0	$ 427.0
Foreign	194.0	73.0	244.0
Income (loss) before income taxes	$ 720.0	$ 212.0	$ 671.0